Equity (Tables)	12 Months Ended
Jun. 30, 2020
Equity
Schedule of capital (number of shares)
Shareholder	2020	2019
Cresud S.A.C.I.F.Y.A.	19,910,800	23,291,500
Board of Directors	192,800	8,462,700
Executive Board	263,453	131,267
Officers	456,253	8,593,967
Treasury	2,761,820	3,086,748
Other	38,975,428	21,916,701
Total shares of paid-up capital	62,104,301	56,888,916
Total free float shares	38,975,428	21,916,701
Free float shares as percentage of total shares (%)	63	39

Schedule of capital increase and equity increase
	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares(*)	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio)	4,044,654	82,021

Additional paid in capital		(33,566)

(*)	Shares with restrictions on sale do not meet the definition of equity instruments and are registered as financial liabilities.

Schedule of dividends
	2020	2019
Profit for the year	119,554	177,079
(-) Constitution of legal reserve (5% of net profit)	(5,978)	(8,854)
Adjusted profit for the year	113,576	168,225

(-) Mandatory minimum dividends - 25% of adjusted net profit	(28,394)	(42,056)
(-) Additional dividends proposed	(13,606)	(7,944)

Proposed dividends	(42,000)	(50,000)

Constitution of reserve for investments and expansion	71,576	118,225

Total shares of paid up capital (per thousand shares)	62,104	56,889
(-) Treasury shares (per thousand shares)	(2,762)	(3,087)
(=) Outstanding shares (per thousand shares)	59,342	53,802

Dividend per share (R$)	0.71	0.93

Schedule of changes in treasury shares
Treasury shares	Number of shares	Amount (R$)
At June 30, 2018	3,086,748	35,208

At June 30, 2019	3,086,748	35,208
Transfers (Note 23.a)	(324,928)	(3,707)
At June 30, 2020	2,761,820	31,501

Schedule of subscription warrants
	Second issue
BrasilAgro	2020	2019

Price of share - R$	20.96	16.60
Maturity (years)	15	15
Maturity (day/month/year)	4/27/2021	27/04/2021
Exercise price at year end - R$/share	20.66	20.23
Number of existing shares	62,104,301	56,888,916
Percentage of capital available for conversion (shares) - %	20	20
Number of outstanding shares and stock purchase warrants	256,000	256,000